Schedule of Expected Benefit Payments (Detail) (Pension Plan, USD $) In Millions, unless otherwise specified	Sep. 28, 2012
Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Fiscal 2013	$ 3
Fiscal 2014	3
Fiscal 2015	3
Fiscal 2016	3
Fiscal 2017	4
Fiscal 2018 - Fiscal 2022	$ 20